Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies
Statutory income tax rate	21.00%	35.00%	35.00%	35.00%
Total deferred income tax provision		$ (1,421)	$ 3	$ (234)